Exceptional items (Tables)	12 Months Ended
Jun. 30, 2021
Exceptional items
Schedule of exceptional items

	2021	2020	2019
	£’000	£’000	£’000
Compensation paid for loss of office	—	—	(19,599)
	—	—	(19,599)